AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 1.8%
BWX Technologies, Inc.	17,000	$957,270
General Dynamics Corp.	31,400	4,346,702
Huntington Ingalls Industries, Inc.	29,700	4,180,275
Lockheed Martin Corp.	27,753	10,637,170
Northrop Grumman Corp.	77,891	24,573,831
Raytheon Technologies Corp.	229,100	13,182,414
		57,877,662
Automobiles — 0.4%
General Motors Co.	275,072	8,139,380
Tesla, Inc.*	14,270	6,121,973
		14,261,353
Banks — 3.4%
Bank of America Corp.	840,855	20,256,197
Citigroup, Inc.	307,246	13,245,375
FNB Corp.	180,500	1,223,790
Huntington Bancshares, Inc.	343,959	3,154,104
JPMorgan Chase & Co.	251,587	24,220,280
PacWest Bancorp	192,600	3,289,608
SVB Financial Group*	24,666	5,935,133
Truist Financial Corp.	898,114	34,173,238
Wells Fargo & Co.	213,074	5,009,370
		110,507,095
Beverages — 2.1%
Coca-Cola Co. (The)	339,833	16,777,556
Constellation Brands, Inc. (Class A Stock)	83,720	15,865,777
Diageo PLC (United Kingdom)	385,978	13,239,860
Keurig Dr. Pepper, Inc.(a)	284,700	7,857,720
Monster Beverage Corp.*	16,200	1,299,240
Pernod Ricard SA (France)	75,260	12,005,852
		67,046,005
Biotechnology — 2.1%
AbbVie, Inc.	295,436	25,877,239
Alexion Pharmaceuticals, Inc.*	2,961	338,827
Amgen, Inc.	17,126	4,352,744
Biogen, Inc.*	48,015	13,620,895
Gilead Sciences, Inc.	174,144	11,004,159
Regeneron Pharmaceuticals, Inc.*	11,124	6,226,993
Vertex Pharmaceuticals, Inc.*	21,720	5,910,447
		67,331,304
Building Products — 0.5%
American Woodmark Corp.*	1,200	94,248
Carrier Global Corp.	1,300	39,702
Masco Corp.	182,700	10,072,251
UFP Industries, Inc.	78,100	4,413,431
		14,619,632
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	31,300	2,140,294
Ameriprise Financial, Inc.	129,643	19,979,283
Bank of New York Mellon Corp. (The)	24,603	844,867
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Blackstone Group, Inc. (The) (Class A Stock)	142,516	$7,439,335
Evercore, Inc. (Class A Stock)	7,500	490,950
Federated Hermes, Inc.	72,900	1,568,079
Goldman Sachs Group, Inc. (The)	122,516	24,622,040
Morgan Stanley	226,500	10,951,275
Nasdaq, Inc.	142,963	17,542,990
S&P Global, Inc.	25,600	9,231,360
Stifel Financial Corp.	16,400	829,184
TD Ameritrade Holding Corp.	141,564	5,542,231
		101,181,888
Chemicals — 2.2%
Celanese Corp.	8,400	902,580
Corteva, Inc.	356,900	10,282,289
DuPont de Nemours, Inc.	163,056	9,046,347
Eastman Chemical Co.	138,525	10,821,573
Element Solutions, Inc.*	100,600	1,057,306
LyondellBasell Industries NV (Class A Stock)	138,200	9,741,718
PPG Industries, Inc.	77,283	9,434,709
Sensient Technologies Corp.	14,700	848,778
Sherwin-Williams Co. (The)	24,827	17,297,964
		69,433,264
Commercial Services & Supplies — 0.0%
Herman Miller, Inc.	21,400	645,424
Communications Equipment — 0.7%
Cisco Systems, Inc.	546,589	21,530,141
F5 Networks, Inc.*	146	17,924
		21,548,065
Construction & Engineering — 0.1%
EMCOR Group, Inc.	25,600	1,733,376
Quanta Services, Inc.	57,071	3,016,773
		4,750,149
Consumer Finance — 0.0%
Navient Corp.	30,400	256,880
OneMain Holdings, Inc.	30,800	962,500
		1,219,380
Containers & Packaging — 0.8%
Crown Holdings, Inc.*	333,180	25,608,215
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	25,280	5,383,123
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	666,614	19,005,165
Verizon Communications, Inc.	344,287	20,481,634
		39,486,799
Electric Utilities — 1.9%
American Electric Power Co., Inc.	72,690	5,940,954
Exelon Corp.	299,000	10,692,240
NextEra Energy, Inc.	82,568	22,917,574
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
NRG Energy, Inc.	273,231	$8,399,121
Xcel Energy, Inc.	190,235	13,128,117
		61,078,006
Electrical Equipment — 1.4%
Acuity Brands, Inc.	49,100	5,025,385
AMETEK, Inc.	149,841	14,894,196
Atkore International Group, Inc.*	98,200	2,232,086
Eaton Corp. PLC	225,069	22,963,790
		45,115,457
Electronic Equipment, Instruments & Components — 0.3%
TE Connectivity Ltd.	104,521	10,215,883
Energy Equipment & Services — 0.0%
TechnipFMC PLC (United Kingdom)	175,700	1,108,667
Entertainment — 1.9%
Activision Blizzard, Inc.	161,034	13,035,702
Electronic Arts, Inc.*	222,245	28,982,970
Netflix, Inc.*	36,723	18,362,602
		60,381,274
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	95,470	23,077,963
Apple Hospitality REIT, Inc.	59,000	566,990
Columbia Property Trust, Inc.	93,500	1,020,085
CoreCivic, Inc.	137,900	1,103,200
Equinix, Inc.	20,098	15,277,093
Franklin Street Properties Corp.	42,000	153,720
Gaming & Leisure Properties, Inc.	150,838	5,570,447
GEO Group, Inc. (The)	114,800	1,301,832
Prologis, Inc.	219,500	22,086,090
Weyerhaeuser Co.	256,300	7,309,676
		77,467,096
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	38,578	13,695,190
Kroger Co. (The)	307,944	10,442,381
Walgreens Boots Alliance, Inc.	3,500	125,720
Walmart, Inc.	131,368	18,379,697
		42,642,988
Food Products — 1.3%
Archer-Daniels-Midland Co.	91,100	4,235,239
Conagra Brands, Inc.	102,300	3,653,133
Danone SA (France)	220,456	14,236,492
Kraft Heinz Co. (The)	196,700	5,891,165
Mondelez International, Inc. (Class A Stock)(a)	187,587	10,776,873
Pilgrim’s Pride Corp.*	44,300	662,950
Tyson Foods, Inc. (Class A Stock)	35,729	2,125,161
		41,581,013
Gas Utilities — 0.2%
UGI Corp.	241,200	7,954,776
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	178,400	19,415,272
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Baxter International, Inc.	76,812	$6,177,221
Becton, Dickinson & Co.	105,014	24,434,658
Boston Scientific Corp.*	471,620	18,020,600
Danaher Corp.	111,855	24,085,737
Edwards Lifesciences Corp.*	5,900	470,938
Hologic, Inc.*	8,220	546,383
Intuitive Surgical, Inc.*	9,181	6,514,287
Medtronic PLC	255,203	26,520,696
Quidel Corp.*	2,100	460,698
ResMed, Inc.	8,700	1,491,441
West Pharmaceutical Services, Inc.	12,500	3,436,250
		131,574,181
Health Care Providers & Services — 2.7%
Anthem, Inc.	46,664	12,533,484
Cigna Corp.	229,412	38,864,687
CVS Health Corp.	70,271	4,103,826
Humana, Inc.	9,999	4,138,486
McKesson Corp.	10,104	1,504,789
Quest Diagnostics, Inc.	37,046	4,241,397
UnitedHealth Group, Inc.	64,868	20,223,896
Universal Health Services, Inc. (Class B Stock)	4,164	445,631
		86,056,196
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	95,034	20,859,013
Starbucks Corp.	112,564	9,671,499
Yum! Brands, Inc.	106,825	9,753,122
		40,283,634
Household Durables — 0.0%
D.R. Horton, Inc.	154	11,647
PulteGroup, Inc.	201	9,304
		20,951
Household Products — 1.7%
Colgate-Palmolive Co.	171,432	13,225,979
Kimberly-Clark Corp.	102,768	15,174,723
Procter & Gamble Co. (The)	186,679	25,946,514
		54,347,216
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	452,000	8,185,720
Vistra Corp.	224,000	4,224,640
		12,410,360
Industrial Conglomerates — 0.8%
3M Co.	26,900	4,308,842
Honeywell International, Inc.	131,073	21,575,927
		25,884,769
Insurance — 1.5%
Aflac, Inc.	57,600	2,093,760
Allstate Corp. (The)	75,855	7,140,990
Chubb Ltd.	127,478	14,802,745
Lincoln National Corp.(a)	71,300	2,233,829

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	281,070	$10,447,372
Old Republic International Corp.	89,000	1,311,860
Progressive Corp. (The)	98,923	9,365,040
Unum Group	48,600	817,938
		48,213,534
Interactive Media & Services — 6.2%
Alphabet, Inc. (Class A Stock)*	67,601	99,076,026
Alphabet, Inc. (Class C Stock)*	23,479	34,504,738
Facebook, Inc. (Class A Stock)*	257,666	67,482,725
		201,063,489
Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.*	39,686	124,960,499
eBay, Inc.	222,754	11,605,483
Overstock.com, Inc.*(a)	14,700	1,067,955
Stamps.com, Inc.*	9,300	2,240,835
		139,874,772
IT Services — 7.2%
Accenture PLC (Class A Stock)	153,385	34,663,476
Amdocs Ltd.	245,894	14,116,775
Booz Allen Hamilton Holding Corp.(a)	55,217	4,581,907
CACI International, Inc. (Class A Stock)*	17,400	3,708,984
Cognizant Technology Solutions Corp. (Class A Stock)	193,839	13,456,303
DXC Technology Co.	8,300	148,155
Euronet Worldwide, Inc.*	9,000	819,900
Fidelity National Information Services, Inc.	166,975	24,580,390
FleetCor Technologies, Inc.*	47,475	11,303,797
Leidos Holdings, Inc.	194,181	17,311,236
Mastercard, Inc. (Class A Stock)	195,276	66,036,485
Okta, Inc.*	10,200	2,181,270
PayPal Holdings, Inc.*	35,500	6,994,565
Perspecta, Inc.	2,000	38,900
Science Applications International Corp.	11,600	909,672
VeriSign, Inc.*	108	22,124
Visa, Inc. (Class A Stock)(a)	148,813	29,758,136
		230,632,075
Leisure Products — 0.0%
Smith & Wesson Brands, Inc.(a)	92,000	1,427,840
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc. (Class A Stock)*	13	6,701
ICON PLC (Ireland)*	37,966	7,254,923
Illumina, Inc.*	29,709	9,182,458
PRA Health Sciences, Inc.*	123,584	12,536,361
Thermo Fisher Scientific, Inc.	61,986	27,368,058
		56,348,501
Machinery — 0.8%
AGCO Corp.	14,800	1,099,196
Altra Industrial Motion Corp.	34,800	1,286,556
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Fortive Corp.	187,984	$14,326,261
Oshkosh Corp.	1,100	80,850
Pentair PLC	9,800	448,546
Stanley Black & Decker, Inc.	50,692	8,222,242
		25,463,651
Media — 1.1%
Altice USA, Inc. (Class A Stock)*	153,407	3,988,582
Charter Communications, Inc. (Class A Stock)*	11,466	7,158,682
Comcast Corp. (Class A Stock)	505,214	23,371,200
		34,518,464
Metals & Mining — 0.5%
Newmont Corp.	192,465	12,211,904
Steel Dynamics, Inc.	89,600	2,565,248
		14,777,152
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	941,200	6,701,344
Starwood Property Trust, Inc.	342,800	5,172,852
TPG RE Finance Trust, Inc.	204,100	1,726,686
		13,600,882
Multiline Retail — 1.2%
Dollar General Corp.	73,653	15,439,142
Dollar Tree, Inc.*	44,600	4,073,764
Target Corp.	130,245	20,503,168
		40,016,074
Multi-Utilities — 0.8%
CMS Energy Corp.	114,070	7,005,039
MDU Resources Group, Inc.	110,800	2,493,000
Public Service Enterprise Group, Inc.	195,100	10,712,941
Sempra Energy	39,900	4,722,564
		24,933,544
Oil, Gas & Consumable Fuels — 1.0%
Cimarex Energy Co.	23,700	576,621
ConocoPhillips	169,921	5,580,206
Enterprise Products Partners LP, MLP	618,183	9,761,109
EOG Resources, Inc.	55,482	1,994,023
Kinder Morgan, Inc.	461,400	5,689,062
Pioneer Natural Resources Co.	71,000	6,105,290
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	46,100	499,724
World Fuel Services Corp.	45,400	962,026
		31,168,061
Paper & Forest Products — 0.0%
Boise Cascade Co.	9,800	391,216
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	27,040	5,901,480
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	474,083	28,582,464
Eli Lilly & Co.	310,090	45,899,522

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	303,960	$45,253,565
Merck & Co., Inc.	419,470	34,795,036
Mylan NV*	4,357	64,614
Pfizer, Inc.	237,571	8,718,856
Zoetis, Inc.	73,311	12,123,440
		175,437,497
Road & Rail — 1.6%
Canadian National Railway Co. (Canada)	164,258	17,486,906
CSX Corp.	48,000	3,728,160
Norfolk Southern Corp.	104,628	22,389,346
Old Dominion Freight Line, Inc.	10,791	1,952,308
Union Pacific Corp.	17,400	3,425,538
Werner Enterprises, Inc.	50,300	2,112,097
		51,094,355
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.*	132,254	10,843,505
Analog Devices, Inc.	207,985	24,280,169
Applied Materials, Inc.	321,218	19,096,410
ASML Holding NV (Netherlands)	26,080	9,630,562
FormFactor, Inc.*	53,400	1,331,262
Intel Corp.	394,626	20,433,734
KLA Corp.	23,600	4,572,264
Micron Technology, Inc.*	184,370	8,658,015
MKS Instruments, Inc.	12,600	1,376,298
NVIDIA Corp.	19,713	10,669,070
NXP Semiconductors NV (Netherlands)	92,113	11,496,624
Semtech Corp.*	29,200	1,546,432
Skyworks Solutions, Inc.	28,489	4,145,150
Synaptics, Inc.*	4,500	361,890
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	163,206	13,231,110
Teradyne, Inc.	18,900	1,501,794
Texas Instruments, Inc.	244,138	34,860,465
		178,034,754
Software — 9.6%
Adobe, Inc.*	70,823	34,733,724
Cadence Design Systems, Inc.*	19,586	2,088,455
Citrix Systems, Inc.	70	9,640
Fortinet, Inc.*	8,827	1,039,909
Intuit, Inc.	43,769	14,277,885
Microsoft Corp.	950,161	199,847,363
NortonLifeLock, Inc.	271,810	5,664,520
Oracle Corp.	232,418	13,875,355
salesforce.com, Inc.*	130,024	32,677,632
ServiceNow, Inc.*	7,200	3,492,000
		307,706,483
Specialty Retail — 3.4%
AutoNation, Inc.*	10,600	561,058
AutoZone, Inc.*	40	47,106
Home Depot, Inc. (The)	143,734	39,916,369
Lowe’s Cos., Inc.	119,457	19,813,138
Murphy USA, Inc.*	11,400	1,462,278
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	53,933	$24,867,428
Ross Stores, Inc.	71,050	6,630,386
Tractor Supply Co.	118,528	16,989,803
		110,287,566
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	1,423,036	164,801,799
Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	29,992	14,025,248
NIKE, Inc. (Class B Stock)	94,016	11,802,769
Tapestry, Inc.	966	15,098
		25,843,115
Tobacco — 0.4%
Altria Group, Inc.	328,077	12,676,895
Trading Companies & Distributors — 0.1%
GMS, Inc.*	88,400	2,130,440

Total Long-Term Investments (cost $2,798,902,605)		3,195,365,464
Short-Term Investments — 1.5%
Affiliated Mutual Funds — 1.4%
PGIM Core Ultra Short Bond Fund(w)	22,984,024	22,984,024
PGIM Institutional Money Market Fund (cost $22,053,687; includes $22,047,012 of cash collateral for securities on loan)(b)(w)	22,057,618	22,053,207

Total Affiliated Mutual Funds (cost $45,037,711)		45,037,231

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.100%	12/17/20	2,500	2,499,492
(cost $2,499,465)

Total Short-Term Investments (cost $47,537,176)				47,536,723

TOTAL INVESTMENTS—100.7% (cost $2,846,439,781)				3,242,902,187

Liabilities in excess of other assets(z) — (0.7)%				(22,627,903)

Net Assets — 100.0%				$3,220,274,284

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,650,207; cash collateral of $22,047,012 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
127	S&P 500 E-Mini Index	Dec. 2020	$21,285,200	$138,018
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5